Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities and unearned revenues (Note 5)	₱ 8,206	₱ 7,615
Total provision for asset retirement obligations	1,164	1,514	₱ 2,121
Accrual of capital expenditures under long-term financing	198	316
Others	39	56
Deferred credits and non other liabilities	₱ 9,607	₱ 9,501